Ameritas Life Insurance Corp.

Ameritas Life Insurance Corp. Separate Account LLVL

Supplement to:

Ameritas Low-Load® Variable Universal Life

Prospectus Dated May 1, 2008

Supplement Dated October 15, 2026

The investment adviser(s) for the Portfolio Companies listed below are updated in your prospectus as follows:

Information provided May 1, 2026	Updated Information
Vanguard® Conservative Allocation Portfolio [6] Vanguard Global Equity Index Management	Vanguard® Conservative Allocation Portfolio [6] Vanguard Capital Management
Vanguard® Equity Income Portfolio [6] Vanguard Quantitative Equity Group and Wellington Management Company LLP	Vanguard® Equity Income Portfolio [6] Wellington Management Company LLP and Vanguard Portfolio Management
Vanguard® Equity Index Portfolio [6] Vanguard Global Equity Index Management	Vanguard® Equity Index Portfolio [6] Vanguard Capital Management
Vanguard® High Yield Bond Portfolio [6] Wellington Management Company, LLP and Vanguard Fixed Income Group	Vanguard® High Yield Bond Portfolio [6] Wellington Management Company, LLP and Vanguard Capital Management
Vanguard® Moderate Allocation Portfolio [6] Vanguard Global Equity Index Management	Vanguard® Moderate Allocation Portfolio [6] Vanguard Capital Management
Vanguard® Mid-Cap Index Portfolio [6] Vanguard Strategic Equity Index Management	Vanguard® Morningstar Mid-Cap Index Portfolio [6] Vanguard Portfolio Management
Vanguard® Real Estate Index Portfolio [6] Vanguard Strategic Equity Index Management	Vanguard® Real Estate Index Portfolio [6] Vanguard Portfolio Management
Vanguard® Short-Term Investment-Grade Portfolio [6] Vanguard Fixed Income Group	Vanguard® Short-Term Investment-Grade Portfolio [6] Vanguard Capital Management
Vanguard® Total Bond Market Index Portfolio [6] Vanguard Fixed Income Group	Vanguard® Total Bond Market Index Portfolio [6] Vanguard Capital Management
Vanguard® Total Stock Market Index Portfolio [6] Vanguard Global Equity Index Management	Vanguard® Total Stock Market Index Portfolio [6] Vanguard Capital Management

6	Vanguard is a trademark of The Vanguard Group, Inc.

More information about the Vanguard Variable Insurance Fund Portfolio Companies is available in their respective prospectuses, which may be amended from time to time, and can be found online at ameritas.com/investments/fund-prospectuses.

All other provisions of your Policy remain as stated in your Policy and prospectus as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life Insurance Corp. at 800-745-1112.

PF 949 10-26